Related Party Transactions - Additional Information (Details) - USD ($)			3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Oct. 12, 2022	Jan. 04, 2022	Sep. 30, 2022	Jun. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Apr. 02, 2023
Related Party Transaction
Amount outstanding					$ 2,631,948	$ 1,000,000
Secured debt
Related Party Transaction
Unsecured debt	$ 1,000,000
Agreement with S&L
Related Party Transaction
Percentage of pre-money enterprise valuation of potential target acquired		2.00%
Working capital loans warrant
Related Party Transaction
Loan conversion agreement warrant					1,500,000	1,500,000
Administrative Service Fee
Related Party Transaction
Expenses per month					10,000	10,000
Expenses incurred and paid					90,000	120,000
Administrative Service Fee | Due to affiliate
Related Party Transaction
Administrative support services					260,000	170,000	$ 50,000
Related Party Loans
Related Party Transaction
Outstanding amount of working capital loan					$ 0	$ 0
Related Party Loans | Working capital loans warrant
Related Party Transaction
Price of warrant					$ 1.00
Price of warrant						$ 1.00
Outstanding amount of working capital loan						$ 0	$ 0
Note Payable - Related Party | Sponsor
Related Party Transaction
Amount of loan proceeds received			$ 60,649	$ 150,000
Amount outstanding					$ 2,631,948	$ 1,000,000
Amount borrowed for Operating costs under the Note					$ 550,000
Agreement with S&L
Related Party Transaction
Percentage of pre-money enterprise valuation of potential target acquired		2.00%
Success fee payable in cash upon successful completion of the Business Combination								$ 1,000,000.0
Success fee payable in shares upon successful completion of the Business Combination (in shares)								300,000